OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-current Assets
All amounts in USD ‘000	June 30, 2019	December 31, 2018
Fixture, furniture and Equipment	89	128
Right of use asset	1,809	-
Other	84	83
Total	1,982	211